Schedule of Investments (unaudited)
December 31, 2025
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.7%
Communication Services — 5.6%
Diversified Telecommunication Services — 0.7%
IDT Corp., Class B Shares	1,325	$67,853
Iridium Communications Inc.	5,549	96,442
Total Diversified Telecommunication Services		164,295
Interactive Media & Services — 2.5%
Angi Inc.	6,268	81,045 *
EverQuote Inc., Class A Shares	1,752	47,304 *
MediaAlpha Inc., Class A Shares	4,543	58,832 *
Shutterstock Inc.	2,071	39,556
Taboola.com Ltd.	24,575	113,291 *
TripAdvisor Inc.	4,703	68,476 *
Yelp Inc.	2,624	79,743 *
Ziff Davis Inc.	2,996	105,309 *
Total Interactive Media & Services		593,556
Media — 2.2%
AMC Networks Inc., Class A Shares	12,444	118,467 *
Cable One Inc.	1,046	118,041
Ibotta Inc., Class A Shares	2,690	61,144 *
Scholastic Corp.	1,270	37,630
TEGNA Inc.	10,082	195,691
Total Media		530,973
Wireless Telecommunication Services — 0.2%
Spok Holdings Inc.	3,515	46,363

Total Communication Services		1,335,187
Consumer Discretionary — 15.4%
Automobile Components — 2.2%
LCI Industries	1,479	179,462
Motorcar Parts of America Inc.	4,795	59,170 *
Phinia Inc.	1,944	121,869
Strattec Security Corp.	926	70,506 *
Visteon Corp.	890	84,639
Total Automobile Components		515,646
Distributors — 0.3%
GigaCloud Technology Inc., Class A Shares	965	37,905 *
Weyco Group Inc.	1,399	42,796
Total Distributors		80,701
Diversified Consumer Services — 3.2%
American Public Education Inc.	1,501	56,738 *
Coursera Inc.	7,677	56,503 *
European Wax Center Inc., Class A Shares	19,809	71,312 *
Frontdoor Inc.	1,810	104,419 *
Perdoceo Education Corp.	4,265	125,092
Phoenix Education Partners Inc.	2,136	64,721 *
Strategic Education Inc.	1,226	98,325
Stride Inc.	1,785	115,900 *
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Diversified Consumer Services — continued
Udemy Inc.	12,016	$70,294 *
Total Diversified Consumer Services		763,304
Hotels, Restaurants & Leisure — 1.0%
El Pollo Loco Holdings Inc.	5,727	59,905 *
Monarch Casino & Resort Inc.	1,392	133,214
United Parks & Resorts Inc.	1,247	45,266 *
Total Hotels, Restaurants & Leisure		238,385
Household Durables — 2.0%
Cricut Inc., Class A Shares	23,942	118,513
Flexsteel Industries Inc.	1,302	51,416
Hamilton Beach Brands Holding Co., Class A Shares	2,471	40,648
Hooker Furnishings Corp.	4,315	48,716
La-Z-Boy Inc.	2,284	85,125
Tri Pointe Homes Inc.	3,768	118,579 *
Total Household Durables		462,997
Leisure Products — 1.2%
Johnson Outdoors Inc., Class A Shares	1,478	62,741
Marine Products Corp.	7,302	63,966
Polaris Inc.	2,338	147,878
Total Leisure Products		274,585
Specialty Retail — 3.7%
Abercrombie & Fitch Co., Class A Shares	1,383	174,078 *
Academy Sports & Outdoors Inc.	2,652	132,494
Bath & Body Works Inc.	8,330	167,267
Buckle Inc.	3,181	169,929
Monro Inc.	1,754	35,150
Sally Beauty Holdings Inc.	9,066	129,281 *
Torrid Holdings Inc.	35,426	34,661 *
Winmark Corp.	95	38,469
Total Specialty Retail		881,329
Textiles, Apparel & Luxury Goods — 1.8%
Carter’s Inc.	4,341	140,778
Columbia Sportswear Co.	1,964	108,197
G-III Apparel Group Ltd.	3,834	111,033
Rocky Brands Inc.	1,190	34,903
Superior Group of Cos. Inc.	3,946	38,197
Total Textiles, Apparel & Luxury Goods		433,108

Total Consumer Discretionary		3,650,055
Consumer Staples — 5.0%
Beverages — 0.6%
Boston Beer Co. Inc., Class A Shares	416	81,174 *
National Beverage Corp.	1,851	59,029 *
Total Beverages		140,203
Consumer Staples Distribution & Retail — 0.3%
Village Super Market Inc., Class A Shares	1,920	67,958
Food Products — 1.8%
Calavo Growers Inc.	2,057	44,740
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2025 Quarterly Report

 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Food Products — continued
Cal-Maine Foods Inc.	1,680	$133,677
Fresh Del Monte Produce Inc.	5,336	190,122
Seneca Foods Corp., Class A Shares	595	65,825 *
Total Food Products		434,364
Household Products — 1.0%
Central Garden & Pet Co.	2,613	84,008 *
Oil-Dri Corp. of America	1,278	62,545
Spectrum Brands Holdings Inc.	1,656	97,837
Total Household Products		244,390
Personal Care Products — 1.3%
BellRing Brands Inc.	2,934	78,426 *
Lifevantage Corp.	8,744	53,863
Nature’s Sunshine Products Inc.	3,917	84,529 *
USANA Health Sciences Inc.	3,971	77,950 *
Total Personal Care Products		294,768

Total Consumer Staples		1,181,683
Energy — 4.3%
Energy Equipment & Services — 1.7%
Cactus Inc., Class A Shares	2,295	104,836
Helix Energy Solutions Group Inc.	14,436	90,514 *
Ranger Energy Services Inc., Class A Shares	6,010	84,020
RPC Inc.	7,183	39,075
Tidewater Inc.	1,777	89,756 *
Total Energy Equipment & Services		408,201
Oil, Gas & Consumable Fuels — 2.6%
Civitas Resources Inc.	5,044	136,642
Crescent Energy Co., Class A Shares	15,676	131,522
Excelerate Energy Inc., Class A Shares	2,440	68,442
REX American Resources Corp.	1,172	37,879 *
SandRidge Energy Inc.	2,485	35,859
Talos Energy Inc.	13,318	146,764 *
World Kinect Corp.	2,752	64,479
Total Oil, Gas & Consumable Fuels		621,587

Total Energy		1,029,788
Financials — 22.7%
Banks — 8.5%
Axos Financial Inc.	435	37,480 *
Cathay General Bancorp	2,658	128,621
Citizens Financial Services Inc.	908	51,774
Civista Bancshares Inc.	4,968	110,389
Financial Institutions Inc.	3,070	95,692
First Financial Corp.	1,985	119,934
Hanmi Financial Corp.	2,496	67,467
Home Bancorp Inc.	946	54,679
International Bancshares Corp.	2,553	169,621
MainStreet Bancshares Inc.	3,306	67,310
Mercantile Bank Corp.	2,382	114,574
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Metropolitan Bank Holding Corp.	498	$38,027
Midland States Bancorp Inc.	3,983	84,320
NBT Bancorp Inc.	1,990	82,625
Northeast Bank	445	46,249
Northeast Community Bancorp Inc.	4,269	96,522
Orange County Bancorp Inc.	1,738	49,620
Parke Bancorp Inc.	4,197	105,093
Peoples Bancorp Inc.	1,491	44,775
Plumas Bancorp	1,040	46,477
Preferred Bank	1,365	128,897
S&T Bancorp Inc.	971	38,209
Unity Bancorp Inc.	2,470	127,748
WesBanco Inc.	1,354	45,007
Wintrust Financial Corp.	512	71,588
Total Banks		2,022,698
Capital Markets — 3.7%
Acadian Asset Management Inc.	1,804	84,788
Artisan Partners Asset Management Inc., Class A Shares	3,486	142,020
Cohen & Steers Inc.	1,137	71,381
Diamond Hill Investment Group Inc.	587	99,496
Donnelley Financial Solutions Inc.	1,308	61,071 *
Federated Hermes Inc.	3,719	193,648
Victory Capital Holdings Inc., Class A Shares	3,130	197,472
Webull Corp.	3,787	29,425 *
Total Capital Markets		879,301
Consumer Finance — 1.4%
Bread Financial Holdings Inc.	602	44,566
Dave Inc.	364	80,593 *
DeFi Development Corp.	6,634	33,502 *
PROG Holdings Inc.	3,360	99,086
World Acceptance Corp.	541	75,951 *
Total Consumer Finance		333,698
Financial Services — 4.6%
Acacia Research Corp.	14,611	54,645 *
Cass Information Systems Inc.	1,590	66,017
Euronet Worldwide Inc.	1,553	118,199 *
International Money Express Inc.	3,465	53,222 *
Merchants Bancorp	3,089	105,211
NCR Atleos Corp.	3,663	139,597 *
NMI Holdings Inc.	3,823	155,940 *
Payoneer Global Inc.	15,725	88,374 *
Radian Group Inc.	2,223	80,006
Repay Holdings Corp.	23,587	86,093 *
Western Union Co.	15,597	145,208
Total Financial Services		1,092,512
Insurance — 4.5%
American Coastal Insurance Corp.	6,097	77,005
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2025 Quarterly Report

 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
American Integrity Insurance Group Inc.	3,732	$77,738 *
Brighthouse Financial Inc.	2,597	168,260 *
Heritage Insurance Holdings Inc.	3,529	103,259 *
Hippo Holdings Inc.	1,492	44,879 *
Kingstone Cos. Inc.	3,657	61,547
Mercury General Corp.	449	42,233
Neptune Insurance Holdings Inc., Class A Shares	3,909	113,986 *
Oscar Health Inc., Class A Shares	7,232	103,924 *
Slide Insurance Holdings Inc.	7,088	138,074 *
White Mountains Insurance Group Ltd.	59	122,604
Total Insurance		1,053,509

Total Financials		5,381,718
Health Care — 19.2%
Biotechnology — 3.0%
ACADIA Pharmaceuticals Inc.	3,593	95,969 *
Anika Therapeutics Inc.	5,148	49,472 *
Catalyst Pharmaceuticals Inc.	4,301	100,385 *
Dynavax Technologies Corp.	7,123	109,552 *
Emergent BioSolutions Inc.	6,912	85,432 *
Kura Oncology Inc.	4,943	51,358 *
Monte Rosa Therapeutics Inc.	3,051	47,840 *
Puma Biotechnology Inc.	11,914	70,888 *
Veracyte Inc.	2,167	91,231 *
Total Biotechnology		702,127
Health Care Equipment & Supplies — 6.3%
Avanos Medical Inc.	7,115	79,901 *
Bioventus Inc., Class A Shares	7,906	58,821 *
CONMED Corp.	2,131	86,518
DENTSPLY SIRONA Inc.	9,811	112,140
Electromed Inc.	1,247	36,313 *
Embecta Corp.	7,776	92,379
Envista Holdings Corp.	6,266	136,035 *
Haemonetics Corp.	1,231	98,665 *
ICU Medical Inc.	327	46,653 *
Integer Holdings Corp.	1,067	83,685 *
Integra LifeSciences Holdings Corp.	2,775	34,465 *
iRadimed Corp.	902	87,746
Lantheus Holdings Inc.	2,004	133,366 *
LeMaitre Vascular Inc.	1,096	88,885
OmniAb Inc., $12.50 EARNOUT	298	0 *(a)(b)(c)(d)
OmniAb Inc., $15.00 EARNOUT	298	0 *(a)(b)(c)(d)
Omnicell Inc.	852	38,596 *
STAAR Surgical Co.	2,608	60,219 *
Tactile Systems Technology Inc.	2,633	76,357 *
Utah Medical Products Inc.	856	47,902
Varex Imaging Corp.	8,038	93,643 *
Total Health Care Equipment & Supplies		1,492,289
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Providers & Services — 3.2%
Addus HomeCare Corp.	897	$96,329 *
Astrana Health Inc.	1,641	40,713 *
Castle Biosciences Inc.	1,871	72,782 *
Concentra Group Holdings Parent Inc.	2,356	46,366
CorVel Corp.	558	37,760 *
Cross Country Healthcare Inc.	10,790	87,399 *
DocGo Inc.	39,935	35,055 *
National HealthCare Corp.	372	50,998
National Research Corp.	2,116	39,717
Owens & Minor Inc.	49,154	137,631 *
Pediatrix Medical Group Inc.	5,910	126,415 *
Total Health Care Providers & Services		771,165
Health Care Technology — 0.6%
GoodRx Holdings Inc., Class A Shares	32,162	87,159 *
HealthStream Inc.	2,570	59,290
Total Health Care Technology		146,449
Life Sciences Tools & Services — 0.4%
Cytek Biosciences Inc.	14,273	72,079 *
Niagen Bioscience Inc.	5,650	35,934 *
Total Life Sciences Tools & Services		108,013
Pharmaceuticals — 5.7%
Amneal Pharmaceuticals Inc.	6,991	88,087 *
Amphastar Pharmaceuticals Inc.	3,037	81,331 *
ANI Pharmaceuticals Inc.	613	48,390 *
Collegium Pharmaceutical Inc.	2,223	102,925 *
Harmony Biosciences Holdings Inc.	2,855	106,834 *
Innoviva Inc.	5,885	117,641 *
Ligand Pharmaceuticals Inc.	489	92,455 *
Organon & Co.	23,591	169,147
Pacira BioSciences Inc.	4,879	126,268 *
Phibro Animal Health Corp., Class A Shares	1,180	44,085
Prestige Consumer Healthcare Inc.	1,493	92,103 *
Septerna Inc.	1,999	55,732 *
SIGA Technologies Inc.	13,361	81,636
Supernus Pharmaceuticals Inc.	2,804	139,359 *
Total Pharmaceuticals		1,345,993

Total Health Care		4,566,036
Industrials — 12.8%
Aerospace & Defense — 0.4%
Park Aerospace Corp.	4,208	89,799
Air Freight & Logistics — 0.2%
Radiant Logistics Inc.	7,220	45,703 *
Building Products — 1.7%
Gibraltar Industries Inc.	1,668	82,466 *
Insteel Industries Inc.	1,388	43,958
Janus International Group Inc.	9,312	60,901 *
Masterbrand Inc.	15,395	169,961 *
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2025 Quarterly Report

 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Building Products — continued
Quanex Building Products Corp.	2,635	$40,526
Total Building Products		397,812
Commercial Services & Supplies — 1.6%
ACCO Brands Corp.	28,275	105,466
Ennis Inc.	4,400	79,244
HNI Corp.	2,467	103,712
Liquidity Services Inc.	1,799	54,528 *
Virco Mfg. Corp.	5,562	35,541
Total Commercial Services & Supplies		378,491
Construction & Engineering — 1.4%
Argan Inc.	304	95,249
NWPX Infrastructure Inc.	1,673	104,546 *
Tutor Perini Corp.	2,012	134,844
Total Construction & Engineering		334,639
Electrical Equipment — 1.0%
Atkore Inc.	807	51,043
Powell Industries Inc.	302	96,272
Sensata Technologies Holding PLC	2,888	96,141
Total Electrical Equipment		243,456
Machinery — 1.3%
Blue Bird Corp.	1,084	50,948 *
Luxfer Holdings PLC	4,842	65,512
Mayville Engineering Co. Inc.	1,958	36,654 *
Omega Flex Inc.	1,282	37,742
Terex Corp.	927	49,483
Wabash National Corp.	3,696	31,971
Worthington Enterprises Inc.	932	48,063
Total Machinery		320,373
Passenger Airlines — 0.9%
SkyWest Inc.	1,489	149,511 *
Sun Country Airlines Holdings Inc.	3,691	53,113 *
Total Passenger Airlines		202,624
Professional Services — 3.2%
Forrester Research Inc.	9,145	74,257 *
Franklin Covey Co.	4,118	69,100 *
Insperity Inc.	3,666	141,948
Kelly Services Inc., Class A Shares	9,286	81,717
Kforce Inc.	3,123	96,563
Korn Ferry	1,997	131,842
Resources Connection Inc.	8,926	44,987
TriNet Group Inc.	2,227	131,682
Total Professional Services		772,096
Trading Companies & Distributors — 1.1%
Global Industrial Co.	1,265	36,963
Hudson Technologies Inc.	9,594	65,719 *
Karat Packaging Inc.	2,328	52,543
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Trading Companies & Distributors — continued
Rush Enterprises Inc., Class A Shares	1,970	$106,262
Total Trading Companies & Distributors		261,487

Total Industrials		3,046,480
Information Technology — 10.3%
Communications Equipment — 0.7%
Harmonic Inc.	5,349	52,902 *
NETGEAR Inc.	1,452	35,617 *
NetScout Systems Inc.	3,128	84,644 *
Total Communications Equipment		173,163
Electronic Equipment, Instruments & Components — 4.0%
Bel Fuse Inc., Class B Shares	624	105,849
Benchmark Electronics Inc.	2,069	88,471
Coda Octopus Group Inc.	4,648	43,226 *
CTS Corp.	1,904	81,625
Daktronics Inc.	4,443	87,838 *
ePlus Inc.	562	49,287
IPG Photonics Corp.	587	42,029 *
Itron Inc.	1,100	102,146 *
M-Tron Industries Inc.	824	43,853 *
PC Connection Inc.	1,472	85,023
Plexus Corp.	423	62,181 *
ScanSource Inc.	2,108	82,339 *
Vishay Intertechnology Inc.	2,333	33,805
Vishay Precision Group Inc.	946	36,421 *
Total Electronic Equipment, Instruments & Components		944,093
IT Services — 1.4%
ASGN Inc.	2,041	98,315 *
DXC Technology Co.	11,809	173,002 *
Hackett Group Inc.	2,888	56,691
Total IT Services		328,008
Semiconductors & Semiconductor Equipment — 1.9%
Diodes Inc.	1,330	65,622 *
Enphase Energy Inc.	3,423	109,707 *
inTEST Corp.	5,600	41,832 *
NVE Corp.	797	47,286
Penguin Solutions Inc.	3,939	77,047 *
Photronics Inc.	3,235	103,520 *
Total Semiconductors & Semiconductor Equipment		445,014
Software — 2.3%
A10 Networks Inc.	5,047	89,281
Adeia Inc.	10,437	180,038
Consensus Cloud Solutions Inc.	2,238	48,833 *
Expensify Inc., Class A Shares	25,477	38,470 *
Mitek Systems Inc.	5,261	55,504 *
Progress Software Corp.	1,228	52,755 *
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2025 Quarterly Report

 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Software — continued
	Teradata Corp.	2,856	$86,937 *
Total Software			551,818

Total Information Technology			2,442,096
Materials — 3.5%
Chemicals — 1.5%
	Cabot Corp.	2,141	141,905
	Ecovyst Inc.	5,242	51,005 *
	Innospec Inc.	914	69,957
	Minerals Technologies Inc.	1,325	80,759
Total Chemicals			343,626
Construction Materials — 0.4%
	United States Lime & Minerals Inc.	818	97,947
Metals & Mining — 1.2%
	Compass Minerals International Inc.	3,449	67,738 *
	Metallus Inc.	2,638	45,268 *
	Olympic Steel Inc.	1,461	62,509
	SunCoke Energy Inc.	10,225	73,620
	Worthington Steel Inc.	1,264	43,760
Total Metals & Mining			292,895
Paper & Forest Products — 0.4%
	Sylvamo Corp.	2,104	101,308

Total Materials			835,776
Real Estate — 0.6%
Real Estate Management & Development — 0.6%
	Forestar Group Inc.	2,712	66,796 *
	RMR Group Inc., Class A Shares	4,553	67,840

Total Real Estate			134,636
Utilities — 0.3%
Electric Utilities — 0.3%
	Genie Energy Ltd., Class B Shares	4,727	65,138
Total Investments before Short-Term Investments (Cost — $23,636,445)			23,668,593
	Rate
Short-Term Investments — 0.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class (Cost — $72,781)	3.683%	72,781	72,781 (e)
Total Investments — 100.0% (Cost — $23,709,226)			23,741,374
Other Assets in Excess of Liabilities — 0.0%††			907
Total Net Assets — 100.0%			$23,742,281

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Value is less than $1.
(d)	Restricted security (Note 2).
(e)	Rate shown is one-day yield as of the end of the reporting period.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Royce Quant Small-Cap Quality Value ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund seeks to achieve long-term growth of capital.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from

Royce Quant Small-Cap Quality Value ETF 2025 Quarterly Report

market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$4,566,036	—	$0 *	$4,566,036
Other Common Stocks	19,102,557	—	—	19,102,557
Total Long-Term Investments	23,668,593	—	0 *	23,668,593
Short-Term Investments†	72,781	—	—	72,781
Total Investments	$23,741,374	—	$0 *	$23,741,374

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
2. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 12/31/2025	Value Per Share	Percent of Net Assets
OmniAb Inc., $12.50 EARNOUT, Common Shares	298	11/22	$0 (a)	$0 (a)	$0.00 (b)	0.00%(c)
OmniAb Inc., $15.00 EARNOUT, Common Shares	298	11/22	0 (a)	0 (a)	0.00 (b)	0.00 (c)
Total			$0 (a)	$0 (a)		0.00% (c)

(a)	Amount represents less than $1.
(b)	Amount represents less than $0.005 per share.
(c)	Amount represents less than 0.005%.

Royce Quant Small-Cap Quality Value ETF 2025 Quarterly Report